Related Party Information - Schedule of Related Party Transactions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fiat Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 904	$ 818	$ 1,159
Cost of goods sold	631	561	578
Selling, general and administrative expenses	275	278	306
Trade receivables	36	73
Trade payables	178	179
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	718	747	1,010
Cost of goods sold	505	653	539
Trade receivables	83	120
Trade payables	$ 162	$ 149